SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2019
Segmented Information
SEGMENTED INFORMATION

Business Segments

The Company operates in three primary segments – the Mining segment, the Environmental Services segment and the Corporate and Other segment. The Mining segment includes activities related to exploration, evaluation and development, mining, milling (including toll milling) and the sale of mineral concentrates. The Environmental Services segment includes the results of the Company’s environmental services business, the Closed Mines Group. The Corporate and Other segment includes management fee income earned from UPC and general corporate expenses not allocated to the other segments. Management fee income has been included with general corporate expenses due to the shared infrastructure between the two activities.

For the year ended December 31, 2019, reportable segment results were as follows:

(in thousands)	Mining	Closed Mines Group	Corporate and Other	Total

Statement of Operations:
Revenues	4,609	8,974	1,966	15,549

Expenses:
Operating expenses	(6,090)	(8,346)	-	(14,436)
Exploration and evaluation	(15,238)	-	-	(15,238)
General and administrative	(17)	-	(7,794)	(7,811)
	(21,345)	(8,346)	(7,794)	(37,485)
Segment income (loss)	(16,736)	628	(5,828)	(21,936)

Revenues – supplemental:
Environmental services	-	8,974	-	8,974
Management fees	-	-	1,966	1,966
Toll milling services–deferred revenue (note 13)	4,609	-	-	4,609
	4,609	8,974	1,966	15,549

Capital additions:
Property, plant and equipment	637	273	38	948

Long-lived assets:
Plant and equipment
Cost	99,994	4,591	908	105,493
Accumulated depreciation	(24,349)	(3,062)	(304)	(27,715)
Mineral properties	179,481	-	-	179,481
	255,126	1,529	604	257,259

For the year ended December 31, 2018, reportable segment results were as follows:

(in thousands)	Mining	Closed Mines Group	Corporate and Other	Total

Statement of Operations:
Revenues	4,239	9,298	2,013	15,550

Expenses:
Operating expenses	(7,159)	(8,211)	(209)	(15,579)
Exploration and evaluation	(15,457)	-	-	(15,457)
General and administrative	(17)	-	(7,172)	(7,189)
Impairment expense	(6,086)	-	-	(6,086)
	(28,719)	(8,211)	(7,381)	(44,311)
Segment income (loss)	(24,480)	1,087	(5,368)	(28,761)

Revenues – supplemental:
Environmental services	-	9,298	-	9,298
Management fees	-	-	2,013	2,013
Toll milling services–deferred revenue (note 13)	4,239	-	-	4,239
	4,239	9,298	2,013	15,550

Capital additions:
Property, plant and equipment	19,001	95	-	19,096

Long-lived assets:
Plant and equipment
Cost	98,737	4,399	294	103,430
Accumulated depreciation	(20,982)	(2,927)	(177)	(24,086)
Mineral properties	178,947	-	-	178,947
	256,702	1,472	117	258,291

Revenue Concentration

The Company’s business is such that, at any given time, it sells its environmental and other services to a relatively small number of customers. During 2019, one customer from the corporate and other segment, three customers from the Closed Mines Group segment and one customer from the mining segment accounted for approximately 99% of total revenues consisting of 13%, 56% and 30% respectively. During 2018, one customer from the corporate and other segment, three customers from the Closed Mines Group segment and one customer from the mining segment accounted for approximately 97% of total revenues consisting of 13%, 57% and 27% respectively.

Revenue Commitments

Denison’s revenue portfolio consists of short and long-term sales commitments. The following table summarizes the expected future revenue, by segment, based on the customer contract commitments and information that exists as at December 31, 2019:

(in thousands)	2020	2021	2022	2023	2024	There- after	Total

Revenues – by Segment:
Mining
Toll milling services – APG Arrangement	4,580	4,580	4,580	4,580	4,580	42,299	65,199
Closed Mines Group
Environmental services	7,933	4,819	-	-	-	-	12,752
Corporate and Other
Management fees	2,009	2,009	2,009	2,009	502	-	8,538
Total Revenue Commitments	14,522	11,408	6,589	6,589	5,082	42,299	86,489

With the exception of the toll milling services related to the APG Arrangement, the amounts in the table above represent the estimated consideration that Denison will be entitled to receive when it satisfies the remaining performance obligations in its customer contracts. Various assumptions, consistent with past experience, have been made where the quantity of the performance obligation may vary.

The APG Arrangement toll milling revenue commitment represents the estimated non-cash amount of the revenue component of the Company’s deferred revenue balance at December 31, 2019 (see note 13). The difference between the total revenue commitment amount above and the liability on the balance sheet represents the cumulative remaining impact of discounting to the end of the APG Arrangement contract.